TAXES - Taxes on Items Recognised in Other Comprehensive Income and Directly in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes charged (credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	€ 2	€ (3)	€ 0
Deferred tax on net gain/loss on net investment hedges	0	(41)	(27)
Current tax on net gain/loss on net investment hedges	0	41	0
Deferred tax on net gain/loss on pension plan remeasurements	(12)	0	18
Total taxes charged (credited) to OCI	(10)	(3)	(9)
Taxes charged (credited) to equity:
Deferred tax charge (credit): share-based compensation	(2)	12	(12)
Current tax charge (credit): share-based compensation	(4)	(5)	(2)
Total taxes charged (credited) to equity	€ (6)	€ 7	€ (14)